Quarterly Report
November 30, 2023
MFS®  Blended Research®  Emerging Markets
Equity Fund
BRK-Q1

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Airlines – 1.0%
Catrion Catering Holding Co.	5,028	$151,986
Copa Holdings S.A., “A”	3,160	292,742
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	13,558	123,102
		$567,830
Alcoholic Beverages – 1.3%
Ambev S.A.	135,400	$376,596
Kweichow Moutai Co. Ltd., “A”	900	226,108
Wuliangye Yibin Co. Ltd., “A”	5,500	115,038
		$717,742
Automotive – 4.6%
BYD Co. Ltd.	15,500	$416,704
Kia Corp.	9,110	606,557
Mahindra & Mahindra Ltd.	37,780	746,483
Maruti Suzuki India Ltd.	2,802	356,448
Tofas Turk Otomobil Fabrikasi A.S.	15,470	127,777
Yutong Bus Co. Ltd., “A”	148,200	279,736
		$2,533,705
Biotechnology – 0.6%
Hugel, Inc. (a)	2,999	$354,259
Brokerage & Asset Managers – 0.5%
B3 S.A. - Brasil Bolsa Balcao	100,600	$271,834
Moscow Exchange MICEX-RTS PJSC (a)(u)	57,902	0
		$271,834
Business Services – 4.1%
HCL Technologies Ltd.	22,926	$368,631
Infosys Ltd.	39,827	694,947
Tata Consultancy Services Ltd.	20,797	869,749
WNS (Holdings) Ltd., ADR (a)	5,054	300,612
		$2,233,939
Chemicals – 0.5%
UPL Ltd.	38,144	$261,013
Computer Software – 0.6%
Kingsoft Corp.	96,600	$309,168
Computer Software - Systems – 8.1%
Asustek Computer, Inc.	7,000	$88,172
Hon Hai Precision Industry Co. Ltd.	320,000	1,039,693
Lenovo Group Ltd.	370,000	457,094
Samsung Electronics Co. Ltd.	48,871	2,757,671
Wistron Corp.	30,000	87,868
		$4,430,498
Conglomerates – 0.6%
CITIC Pacific Ltd.	330,000	$310,934
Construction – 3.6%
Anhui Conch Cement Co. Ltd.	140,000	$327,628
CEMEX S.A.B. de C.V. (a)	619,467	430,490
Midea Group Co. Ltd., “A”	36,800	266,650

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Ultratech Cement Ltd.	4,686	$505,926
Zhejiang Supor Co. Ltd., “A”	57,400	420,666
		$1,951,360
Consumer Products – 0.6%
AmorePacific Corp.	3,317	$332,433
Consumer Services – 0.3%
HeadHunter Group PLC, ADR (a)(u)	3,158	$0
KE Holdings, Inc., ADR	6,087	96,966
Trip.com Group Ltd., ADR (a)	1,859	65,400
		$162,366
Electrical Equipment – 0.4%
Voltronic Power Technology Corp.	4,000	$206,146
Electronics – 10.2%
MediaTek, Inc.	12,000	$362,996
Novatek Microelectronics Corp.	25,000	408,931
Realtek Semiconductor Corp.	16,000	230,218
Taiwan Semiconductor Manufacturing Co. Ltd.	232,000	4,285,019
Tripod Technology Corp.	49,000	302,721
		$5,589,885
Energy - Independent – 0.7%
Hindustan Petroleum Corp. Ltd. (a)	45,446	$189,318
Reliance Industries Ltd.	6,255	178,322
		$367,640
Energy - Integrated – 4.2%
China Petroleum & Chemical Corp.	434,000	$223,353
LUKOIL PJSC (a)(u)	9,157	0
MOL Hungarian Oil & Gas PLC	25,428	202,463
Oil & Natural Gas Corp. Ltd.	97,806	228,642
Petrobras	121,500	930,618
PetroChina Co. Ltd.	864,000	567,424
Sasol Ltd.	11,218	124,669
		$2,277,169
Energy - Renewables – 0.3%
Mytilineos S.A.	4,338	$173,483
Engineering - Construction – 1.2%
Budimex S.A.	1,768	$245,255
Doosan Bobcat, Inc.	12,051	425,939
		$671,194
Food & Beverages – 2.3%
AVI Ltd.	67,583	$280,818
Gruma S.A.B. de C.V.	14,009	259,621
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	85,664	327,356
Orion Corp.	4,119	375,775
		$1,243,570
Food & Drug Stores – 0.7%
BGF Retail Co., Ltd.	1,272	$133,791
BIM Birlesik Magazalar A.S.	22,227	237,086
		$370,877

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.3%
PT Indah Kiat Pulp & Paper Tbk	297,300	$168,202
Gaming & Lodging – 0.6%
Genting Berhad	198,700	$199,574
OPAP S.A.	7,784	124,552
		$324,126
Insurance – 4.0%
China Pacific Insurance Co. Ltd.	146,400	$309,244
DB Insurance Co. Ltd.	7,879	511,160
Meritz Financial Group Inc.	2,309	99,329
Ping An Insurance Co. of China Ltd., “H”	117,000	539,219
Samsung Fire & Marine Insurance Co. Ltd.	3,739	753,509
		$2,212,461
Internet – 7.0%
MakeMyTrip Ltd. (a)	5,116	$216,049
NetEase, Inc.	23,500	530,392
NetEase, Inc., ADR	4,061	460,842
Tencent Holdings Ltd.	63,200	2,645,705
		$3,852,988
Machinery & Tools – 0.2%
Globalwafers Co., Ltd.	6,000	$112,164
Major Banks – 2.3%
Bandhan Bank Ltd.	137,975	$374,082
Bank of China Ltd.	689,000	253,150
Nedbank Group Ltd.	47,086	534,022
Woori Financial Group, Inc.	12,680	127,965
		$1,289,219
Medical & Health Technology & Services – 0.7%
Dr. Sulaiman Al Habib Medical Services Group	1,073	$80,657
OdontoPrev S.A.	125,300	282,826
		$363,483
Medical Equipment – 0.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., “A”	4,900	$199,871
Metals & Mining – 4.2%
African Rainbow Minerals Ltd.	12,080	$116,447
Alrosa PJSC (a)(u)	143,843	0
Aluminum Corp. of China Ltd.	436,000	215,452
Hindalco Industries Ltd.	34,605	213,974
Industries Qatar Q.P.S.C.	135,107	463,839
Jiangxi Copper Co. Ltd., “H”	204,700	290,358
Kumba Iron Ore Ltd.	8,384	263,409
POSCO Holdings, Inc.	815	305,116
Vale S.A.	27,200	408,106
		$2,276,701
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	33,400	$104,758
GAIL (India) Ltd. GDR	160,471	253,810
		$358,568

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 14.2%
Akbank T.A.S.	58,536	$68,195
Bangkok Bank Public Co. Ltd.	118,900	507,000
Bank Negara Indonesia PT	1,122,400	381,732
Bank of Communications Co. Ltd.	131,000	77,312
BNK Financial Group, Inc.	39,047	217,004
China Construction Bank Corp.	946,000	547,402
China Merchants Bank Co. Ltd.	99,000	345,999
Credicorp Ltd.	3,290	412,994
Emirates NBD PJSC	119,830	574,263
Hana Financial Group, Inc.	5,660	182,722
HDFC Bank Ltd.	27,452	513,134
HDFC Bank Ltd., ADR	7,548	453,182
KB Financial Group, Inc.	21,559	875,628
Kotak Mahindra Bank Ltd.	20,616	433,970
Power Finance Corp. Ltd.	63,280	254,125
PT Bank Central Asia Tbk	689,100	398,754
PT Bank Mandiri Tbk	1,339,900	505,378
Sberbank of Russia PJSC (a)(u)	177,552	0
Shriram Transport Finance Co. Ltd.	14,333	344,980
TCS Group Holding PLC, GDR (a)(u)	3,991	0
Tisco Financial Group PCL	194,100	536,599
Yapi Kredi	236,372	157,171
		$7,787,544
Pharmaceuticals – 3.0%
China Medical System Holdings Ltd.	68,000	$130,754
China Resources Pharmaceutical Group Ltd.	183,500	114,639
Dong-E-E-Jiao Co., Ltd., “A”	45,200	319,466
Dr. Reddy's Laboratories Ltd.	2,340	162,414
Gedeon Richter PLC	10,090	254,309
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., “A”	72,700	307,381
Shanghai Pharmaceuticals Holding Co. Ltd., “H”	70,900	102,747
Sinopharm Group Co. Ltd., “H”	106,400	263,981
		$1,655,691
Railroad & Shipping – 0.4%
Rumo S.A.	47,700	$221,926
Real Estate – 1.0%
Aldar Properties PJSC	117,208	$182,551
Emaar Properties PJSC	179,469	370,906
		$553,457
Restaurants – 1.0%
Haidilao International Holding Ltd.	32,000	$63,662
Jollibee Foods Corp.	35,300	144,152
Yum China Holdings, Inc.	8,480	366,166
		$573,980
Specialty Chemicals – 0.3%
LG Chem Ltd.	159	$61,744
Saudi Basic Industries Corp.	5,789	122,215
		$183,959
Specialty Stores – 6.9%
Alibaba Group Holding Ltd. (a)	114,200	$1,063,594
Alibaba Group Holding Ltd., ADR (a)	3,780	283,046
Cencosud S.A.	81,743	151,836
JD.com, Inc., “A”	18,078	246,940

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
JD.com, Inc., ADR	6,840	$187,621
Meituan, “B” (a)	39,860	462,319
Multiplan Empreendimentos Imobiliarios S.A.	39,147	216,253
PDD Holdings, Inc., ADR (a)	2,039	300,630
Vipshop Holdings Ltd., ADR (a)	11,653	186,798
Walmart de Mexico S.A.B. de C.V.	170,815	669,649
		$3,768,686
Telecommunications - Wireless – 1.7%
Etihad Etisalat Co.	18,475	$227,521
Ooredoo Q.P.S.C.	43,233	122,183
PT Telekom Indonesia	2,514,300	609,527
		$959,231
Telephone Services – 1.1%
Hellenic Telecommunications Organization S.A.	42,498	$623,110
Utilities - Electric Power – 1.4%
CEZ A.S. (Czech Republic)	6,265	$277,148
China Resources Power Holdings Co. Ltd.	158,000	304,620
Huaneng Power International, Inc. (a)	330,000	171,521
		$753,289
Total Common Stocks		$53,575,701
Preferred Stocks – 1.2%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	3,743	$167,980
Metals & Mining – 0.9%
Gerdau S.A.	107,410	$476,815
Total Preferred Stocks		$644,795
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 5.46% (v)	637,603	$637,666

Other Assets, Less Liabilities – (0.1)%		(56,781)
Net Assets – 100.0%		$54,801,381
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $637,666 and $54,220,496, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$15,805,814	$—	$—	$15,805,814
South Korea	8,288,582	—	—	8,288,582
India	7,919,811	—	—	7,919,811
Taiwan	7,123,928	—	—	7,123,928
Brazil	3,184,974	—	—	3,184,974
Indonesia	2,063,593	—	—	2,063,593
Mexico	1,482,862	—	—	1,482,862
South Africa	1,319,365	—	—	1,319,365
United Arab Emirates	1,127,720	—	—	1,127,720
Other Countries	5,367,248	536,599	0	5,903,847
Mutual Funds	637,666	—	—	637,666
Total	$54,321,563	$536,599	$0	$54,858,162
For further information regarding security characteristics, see the Portfolio of Investments. At November 30, 2023, the fund held six level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2023.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$519,794	$8,499,198	$8,381,410	$135	$(51)	$637,666
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,168	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2023, are as follows:
China	28.8%
South Korea	15.1%
India	14.5%
Taiwan	13.0%
Brazil	5.8%
Indonesia	3.8%
Mexico	2.7%
South Africa	2.4%
United Arab Emirates	2.1%
Other Countries	11.8%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.